Condensed Consolidating Financial Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Summary of Condensed Consolidating Financial Information

The following condensed consolidating financial information presents the financial information of the Company on an unconsolidated stand-alone basis and its combined subsidiary issuers, combined guarantor and combined non-guarantor subsidiaries as of and for the periods indicated. As described in Note 1 – Formation and Basis of Presentation, the Company retrospectively adjusted its consolidated equity to reflect the legal capital of Talos for all periods presented. Such financial information may not necessarily be indicative of the Company’s results of operations, cash flows, or financial position had these subsidiaries operated as independent entities.

TALOS ENERGY INC.

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF JUNE 30, 2018

(In thousands)

(Unaudited)

	Talos	Talos Issuers	Guarantors	Non- Guarantors	Elimination	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$35,385	$40,940	$2,535	$—	$78,860
Restricted cash	—	—	1,244	—	—	1,244
Accounts receivable, net
Trade, net	—	—	100,824	—	—	100,824
Joint interest, net	—	—	6,638	1,756	—	8,394
Other	—	—	832	6,259	—	7,091
Assets from price risk management activities	—	478	21	—	—	499
Prepaid assets	—	—	51,672	26	—	51,698
Income tax receivable	—	—	16,212	—	—	16,212
Other current assets	—	—	3,910	—	—	3,910

Total current assets	—	35,863	222,293	10,576	—	268,732
Property and equipment:
Proved properties	—	—	3,412,875	—	—	3,412,875
Unproved properties, not subject to amortization	—	—	70,590	33,246	—	103,836
Other property and equipment	—	27,293	1,580	11	—	28,884

Total property and equipment	—	27,293	3,485,045	33,257	—	3,545,595
Accumulated depreciation, depletion and amortization	—	(7,080)	(1,540,566)	(10)	—	(1,547,656)

Total property and equipment, net	—	20,213	1,944,479	33,247	—	1,997,939
Other long-term assets:
Assets from price risk management activities	—	234	—	—	—	234
Other well equipment inventory	—	—	9,021	—	—	9,021
Investments in subsidiaries	685,845	1,440,601	—	—	(2,126,446)	—
Other assets	—	364	7,712	67	—	8,143

Total assets	$685,845	$1,497,275	$2,183,505	$43,890	$(2,126,446)	$2,284,069

LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$—	$9,894	$28,728	$109	$—	$38,731
Accrued liabilities	—	4,235	150,206	1,461	—	155,902
Accrued royalties	—	—	28,508	—	—	28,508
Current portion of long-term debt	—	434	—	—	—	434
Current portion of asset retirement obligations	—	—	94,334	—	—	94,334
Liabilities from price risk management activities	—	141,118	13,604	—	—	154,722
Accrued interest payable	—	7,064	390	—	—	7,454
Other current liabilities	—	—	15,541	—	—	15,541

Total current liabilities	—	162,745	331,311	1,570	—	495,626
Long-term debt, net of discount and deferred financing costs	—	621,908	6,060	—	—	627,968
Asset retirement obligations	—	—	320,044	—	—	320,044
Liabilities from price risk management activities	—	26,777	4,989	—	—	31,766
Other long-term liabilities	—	—	122,820	—	—	122,820

Total liabilities	—	811,430	785,224	1,570	—	1,598,224
Commitments and Contingencies (Note 10)
Stockholders’ equity (deficit)	685,845	685,845	1,398,281	42,320	(2,126,446)	685,845

	$685,845	$1,497,275	$2,183,505	$43,890	$(2,126,446)	$2,284,069

TALOS ENERGY INC.

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2017

(In thousands)

	Talos	Talos Issuers	Guarantors	Non- Guarantors	Elimination	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$22,315	$7,806	$2,070	$—	$32,191
Restricted cash	—	—	1,242	—	—	1,242
Accounts receivable, net
Trade, net	—	—	62,871	—	—	62,871
Joint interest, net	—	—	11,659	1,954	—	13,613
Other	—	938	5,863	5,685	—	12,486
Assets from price risk management activities	—	1,406	157	—	—	1,563
Prepaid assets	—	—	17,919	12	—	17,931
Inventory	—	—	840	—	—	840
Other current assets	—	—	2,148	—	—	2,148

Total current assets	—	24,659	110,505	9,721	—	144,885
Property and equipment:
Proved properties	—	—	2,440,811	—	—	2,440,811
Unproved properties, not subject to amortization	—	—	41,259	30,743	—	72,002
Other property and equipment	—	7,266	1,580	11	—	8,857

Total property and equipment	—	7,266	2,483,650	30,754	—	2,521,670
Accumulated depreciation, depletion and amortization	—	(6,355)	(1,424,527)	(8)	—	(1,430,890)

Total property and equipment, net	—	911	1,059,123	30,746	—	1,090,780
Other long-term assets:
Assets from price risk management activities	—	345	—	—	—	345
Other well equipment inventory	—	—	2,577	—	—	2,577
Investments in subsidiaries	(54,087)	697,663	—	—	(643,576)	—
Other assets	—	364	326	16	—	706

Total assets	$(54,087)	$723,942	$1,172,531	$40,483	$(643,576)	$1,239,293

LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$—	$1,124	$70,458	$1,099	$—	$72,681
Accrued liabilities	—	6,516	80,464	993	—	87,973
Accrued royalties	—	—	24,208	—	—	24,208
Current portion of long-term debt	—	24,977	—	—	—	24,977
Current portion of asset retirement obligations	—	—	39,741	—	—	39,741
Liabilities from price risk management activities	—	46,580	3,377	—	—	49,957
Accrued interest payable	—	8,742	—	—	—	8,742
Other current liabilities	—	—	15,188	—	—	15,188

Total current liabilities	—	87,939	233,436	2,092	—	323,467
Long-term debt, net of discount and deferred financing costs	—	672,581	—	—	—	672,581
Asset retirement obligations	—	—	174,992	—	—	174,992
Liabilities from price risk management activities	—	17,509	1,272	—	—	18,781
Other long-term liabilities	—	—	103,559	—	—	103,559

Total liabilities	—	778,029	513,259	2,092	—	1,293,380
Commitments and Contingencies (Note 10)
Stockholders’ equity (deficit)	(54,087)	(54,087)	659,272	38,391	(643,576)	(54,087)

	$(54,087)	$723,942	$1,172,531	$40,483	$(643,576)	$1,239,293

TALOS ENERGY INC.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE THREE MONTHS ENDED JUNE 30, 2018

(In thousands)

(Unaudited)

	Talos	Talos Issuers	Guarantors	Non- Guarantors	Elimination	Consolidated
Revenues:
Oil revenue	$—	$—	$180,161	$—	$—	$180,161
Natural gas revenue	—	—	16,448	—	—	16,448
NGL revenue	—	—	7,297	—	—	7,297

Total revenue	—	—	203,906	—	—	203,906
Operating expenses:
Direct lease operating expense	—	—	34,060	—	—	34,060
Insurance	—	—	4,259	—	—	4,259
Production taxes	—	—	564	—	—	564

Total lease operating expense	—	—	38,883	—	—	38,883
Workover and maintenance expense	—	—	17,714	—	—	17,714
Depreciation, depletion and amortization	—	384	67,341	1	—	67,726
Accretion expense	—	—	9,492	—	—	9,492
General and administrative expense	—	13,804	16,854	222	—	30,880

Total operating expenses	—	14,188	150,284	223	—	164,695

Operating income (loss)	—	(14,188)	53,622	(223)	—	39,211
Interest expense	—	(14,399)	(6,891)	(388)	—	(21,678)
Price risk management activities expense	—	(89,970)	(1,206)	—	—	(91,176)
Other income (expense)	—	(1,358)	132	(43)	—	(1,269)
Equity earnings from subsidiaries	(74,912)	45,003	—	—	29,909	—

Net income (loss)	$(74,912)	$(74,912)	$45,657	$(654)	$29,909	$(74,912)

TALOS ENERGY INC.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2018

(In thousands)

(Unaudited)

	Talos	Talos Issuers	Guarantors	Non- Guarantors	Elimination	Consolidated
Revenues:
Oil revenue	$—	$—	$307,854	$—	$—	$307,854
Natural gas revenue	—	—	29,171	—	—	29,171
NGL revenue	—	—	12,731	—	—	12,731

Total revenue	—	—	349,756	—	—	349,756
Operating expenses:
Direct lease operating expense	—	—	58,975	—	—	58,975
Insurance	—	—	6,934	—	—	6,934
Production taxes	—	—	955	—	—	955

Total lease operating expense	—	—	66,864	—	—	66,864
Workover and maintenance expense	—	—	24,619	—	—	24,619
Depreciation, depletion and amortization	—	725	116,039	2	—	116,766
Accretion expense	—	—	14,252	—	—	14,252
General and administrative expense	—	18,398	20,567	495	—	39,460

Total operating expenses	—	19,123	242,341	497	—	261,961

Operating income (loss)	—	(19,123)	107,415	(497)	—	87,795
Interest expense	—	(26,627)	(13,957)	(836)	—	(41,420)
Price risk management activities expense	—	(139,217)	(3,935)	—	—	(143,152)
Other income (expense)	—	(1,208)	85	45	—	(1,078)
Equity earnings from subsidiaries	(97,855)	88,320	—	—	9,535	—

Net income (loss)	$(97,855)	$(97,855)	$89,608	$(1,288)	$9,535	$(97,855)

TALOS ENERGY INC.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE THREE MONTHS ENDED JUNE 30, 2017

(In thousands)

(Unaudited)

	Talos	Talos Issuers	Guarantors	Non- Guarantors	Elimination	Consolidated
Revenues:
Oil revenue	$—	$—	$78,719	$—	$—	$78,719
Natural gas revenue	—	—	12,888	—	—	12,888
NGL revenue	—	—	3,436	—	—	3,436
Other	—	—	383	—	—	383

Total revenue	—	—	95,426	—	—	95,426
Operating expenses:
Direct lease operating expense	—	—	28,871	—	—	28,871
Insurance	—	—	2,688	—	—	2,688
Production taxes	—	—	380	—	—	380

Total lease operating expense	—	—	31,939	—	—	31,939
Workover and maintenance expense	—	—	8,225	—	—	8,225
Depreciation, depletion and amortization	—	353	35,803	1	—	36,157
Accretion expense	—	—	5,321	—	—	5,321
General and administrative expense	—	3,775	3,531	164	—	7,470

Total operating expenses	—	4,128	84,819	165	—	89,112

Operating income (loss)	—	(4,128)	10,607	(165)	—	6,314
Interest expense	—	(11,487)	(7,695)	(1,623)	—	(20,805)
Price risk management activities income	—	36,040	2,955	—	—	38,995
Other income (expense)	—	150	(87)	40	—	103
Equity earnings from subsidiaries	24,607	4,032	—	—	(28,639)	—

Net income (loss)	$24,607	$24,607	$5,780	$(1,748)	$(28,639)	$24,607

TALOS ENERGY INC.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2017

(In thousands)

(Unaudited)

	Talos	Talos Issuers	Guarantors	Non- Guarantors	Elimination	Consolidated
Revenues:
Oil revenue	$—	$—	$162,487	$—	$—	$162,487
Natural gas revenue	—	—	26,062	—	—	26,062
NGL revenue	—	—	7,069	—	—	7,069
Other	—	—	1,632	—	—	1,632

Total revenue	—	—	197,250	—	—	197,250
Operating expenses:
Direct lease operating expense	—	—	56,735	—	—	56,735
Insurance	—	—	5,409	—	—	5,409
Production taxes	—	—	645	—	—	645

Total lease operating expense	—	—	62,789	—	—	62,789
Workover and maintenance expense	—	—	17,047	—	—	17,047
Depreciation, depletion and amortization	—	722	75,364	2	—	76,088
Accretion expense	—	—	10,509	—	—	10,509
General and administrative expense	—	10,166	6,621	429	—	17,216

Total operating expenses	—	10,888	172,330	431	—	183,649

Operating income (loss)	—	(10,888)	24,920	(431)	—	13,601
Interest expense	—	(23,501)	(14,723)	(1,353)	—	(39,577)
Price risk management activities expense	—	81,541	3,347	—	—	84,888
Other income (expense)	—	300	(162)	19	—	157
Equity earnings from subsidiaries	59,069	11,617	—	—	(70,686)	—

Net income (loss)	$59,069	$59,069	$13,382	$(1,765)	$(70,686)	$59,069

TALOS ENERGY INC.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE SIX MONTHS ENDED JUNE 30, 2018

(In thousands)

(Unaudited)

	Talos	Talos Issuers	Guarantors	Non- Guarantors	Elimination	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$—	$(54,941)	$160,304	$1,748	$—	$107,111
Cash flows from investing activities:
Exploration, development, and other capital expenditures	—	(20,027)	(117,667)	(3,274)	—	(140,968)
Cash paid for acquisitions, net of cash acquired	—	—	293,001	—	—	293,001
Investments in subsidiaries	—	(384,089)	—	—	384,089	—
Distributions from subsidiaries	—	677,573	9	—	(677,582)	—

Net cash provided by (used in) investing activities	—	273,457	175,343	(3,274)	(293,493)	152,033
Cash flows from financing activities:
Redemption of 2018 Senior Notes	—	(24,977)	(69)	—	—	(25,046)
Proceeds from Bank Credit Facility	—	294,000	—	—	—	294,000
Repayment of Bank Credit Facility	—	(54,000)	—	—	—	(54,000)
Repayment of Old Bank Credit Facility	—	(403,000)	—		—	(403,000)
Deferred financing costs	—	(17,469)	—	—	—	(17,469)
Payments of capital lease	—	—	(6,958)	—	—	(6,958)
Capital contributions	—	—	382,089	2,000	(384,089)	—
Distributions to subsidiary issuer	—	—	(677,573)	(9)	677,582	—

Net cash provided by (used in) financing activities	—	(205,446)	(302,511)	1,991	293,493	(212,473)
Net increase (decrease) in cash, cash equivalents and restricted cash	—	13,070	33,136	465	—	46,671
Cash, cash equivalents and restricted cash:
Balance, beginning of period	—	22,315	9,048	2,070	—	33,433

Balance, end of period	$—	$35,385	$42,184	$2,535	$—	$80,104

TALOS ENERGY INC.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE SIX MONTHS ENDED JUNE 30, 2017

(In thousands)

(Unaudited)

	Talos	Talos Issuers	Guarantors	Non- Guarantors	Elimination	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$—	$(16,268)	$84,651	$16,880	$—	$85,263
Cash flows from investing activities:
Exploration, development, and other capital expenditures	—	(73)	(54,770)	(7,692)	—	(62,535)
Cash paid for acquisitions, net of cash acquired	—	—	(2,244)	—	—	(2,244)
Investments in subsidiaries	—	(287,689)	—	—	287,689	—
Distributions from subsidiaries	—	292,580	1,527	—	(294,107)	—

Net cash provided by (used in) investing activities	—	4,818	(55,487)	(7,692)	(6,418)	(64,779)
Cash flows from financing activities:
Redemption of 2018 Senior Notes	—	(1,000)	—	—	—	(1,000)
Proceeds from Bank Credit Facility	—	10,000	—	—	—	10,000
Repayment of Bank Credit Facility	—	(15,000)	—	—	—	(15,000)
Payments of capital lease	—	—	(5,870)	—	—	(5,870)
Capital contributions	—	—	279,689	8,000	(287,689)	—
Distributions to subsidiaries	—	—	(292,580)	(1,527)	294,107	—

Net cash provided by (used in) financing activities	—	(6,000)	(18,761)	6,473	6,418	(11,870)
Net increase (decrease) in cash, cash equivalents and restricted cash	—	(17,450)	10,403	15,661	—	8,614
Cash, cash equivalents and restricted cash:
Balance, beginning of period	—	24,349	6,752	2,332	—	33,433

Balance, end of period	$—	$6,899	$17,155	$17,993	$—	$42,047

The following condensed consolidating financial information presents the financial information of the Company on an unconsolidated stand-alone basis and its combined subsidiary issuers, combined guarantor and combined non-guarantor subsidiaries as of and for the periods indicated. As described in Note 15 – Subsequent Change in Reporting Entity and Financial Statement Presentation, the Company retrospectively adjusted its consolidated equity to reflect the legal capital of Talos Energy Inc. for all periods presented. Such financial information may not necessarily be indicative of the Company’s results of operations, cash flows, or financial position had these subsidiaries operated as independent entities.

TALOS ENERGY INC.

(FORMERLY KNOWN AS TALOS ENERGY LLC)

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2017

(In thousands)

	Parent	Subsidiary Issuers	Guarantors	Non- Guarantors	Elimination	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$22,315	$7,806	$2,070	$—	$32,191
Restricted cash	—	—	1,242	—	—	1,242
Accounts receivable, net
Trade, net	—	—	62,871	—	—	62,871
Joint interest, net	—	—	11,659	1,954	—	13,613
Other	—	938	5,863	5,685	—	12,486
Assets from price risk management activities	—	1,406	157	—	—	1,563
Prepaid assets	—	—	17,919	12	—	17,931
Inventory	—	—	840	—	—	840
Other current assets	—	—	2,148	—	—	2,148

Total current assets	—	24,659	110,505	9,721	—	144,885
Property and equipment:
Proved properties	—	—	2,440,811	—	—	2,440,811
Unproved properties, not subject to amortization	—	—	41,259	30,743	—	72,002
Other property and equipment	—	7,266	1,580	11	—	8,857

Total property and equipment	—	7,266	2,483,650	30,754	—	2,521,670
Accumulated depreciation, depletion and amortization	—	(6,355)	(1,424,527)	(8)	—	(1,430,890)

Total property and equipment, net	—	911	1,059,123	30,746	—	1,090,780
Other long-term assets:
Assets from price risk management activities	—	345	—	—	—	345
Other well equipment inventory	—	—	2,577	—	—	2,577
Investments in subsidiaries	(54,087)	697,663	—	—	(643,576)	—
Other assets	—	364	326	16	—	706

Total assets	$(54,087)	$723,942	$1,172,531	$40,483	$(643,576)	$1,239,293

LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$—	$1,124	$70,458	$1,099	$—	$72,681
Accrued liabilities	—	6,516	80,464	993	—	87,973
Accrued royalties	—	—	24,208	—	—	24,208
Current portion of long-term debt	—	24,977	—	—	—	24,977
Current portion of asset retirement obligations	—	—	39,741	—	—	39,741
Liabilities from price risk management activities	—	46,580	3,377	—	—	49,957
Accrued interest payable	—	8,742	—	—	—	8,742
Other current liabilities	—	—	15,188	—	—	15,188

Total current liabilities	—	87,939	233,436	2,092	—	323,467
Long-term debt, net of discount and deferred financing costs	—	672,581	—	—	—	672,581
Asset retirement obligations	—	—	174,992	—	—	174,992
Liabilities from price risk management activities	—	17,509	1,272	—	—	18,781
Other long-term liabilities	—	—	103,559	—	—	103,559

Total liabilities	—	778,029	513,259	2,092	—	1,293,380
Commitments and Contingencies (Note 10)
Stockholders’ equity (deficit)	(54,087)	(54,087)	659,272	38,391	(643,576)	(54,087)

	$(54,087)	$723,942	$1,172,531	$40,483	$(643,576)	$1,239,293

TALOS ENERGY INC.

(FORMERLY KNOWN AS TALOS ENERGY LLC)

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2016

(In thousands)

	Parent	Subsidiary Issuers	Guarantors	Non- Guarantors	Elimination	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$24,349	$5,550	$2,332	$—	$32,231
Restricted cash	—	—	1,202	—	—	1,202
Accounts receivable, net
Trade, net	—	—	52,764	—	—	52,764
Joint interest, net	—	—	7,569	7,104	—	14,673
Other	—	9,476	531	2,393	—	12,400
Assets from price risk management activities	—	20,176	—	—	—	20,176
Prepaid assets	—	—	18,411	9	—	18,420
Inventory	—	—	1,093	—	—	1,093
Other current assets	—	—	2,492	—	—	2,492

Total current assets	—	54,001	89,612	11,838	—	155,451
Property and equipment:
Proved properties	—	—	2,235,835	—	—	2,235,835
Unproved properties, not subject to amortization	—	—	64,949	7,411	—	72,360
Other property and equipment	—	7,007	1,513	11	—	8,531

Total property and equipment	—	7,007	2,302,297	7,422	—	2,316,726
Accumulated depreciation, depletion and amortization	—	(4,954)	(1,268,580)	(4)	—	(1,273,538)

Total property and equipment, net	—	2,053	1,033,717	7,418	—	1,043,188
Other long-term assets:
Assets from price risk management activities	—	293	—	—	—	293
Other well equipment inventory	—	—	12,744	—	—	12,744
Investments in subsidiaries	6,986	700,385	—	—	(707,371)	—
Other assets	—	48	574	—	—	622

Total assets	$6,986	$756,780	$1,136,647	$19,256	$(707,371)	$1,212,298

LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$—	$133	$27,570	$3,527	$—	$31,230
Accrued liabilities	—	1,208	48,318	390	—	49,916
Accrued royalties	—	—	23,293	—	—	23,293
Current portion of asset retirement obligations	—	—	33,556	—	—	33,556
Liabilities from price risk management activities	—	27,147	—	—	—	27,147
Accrued interest payable	—	11,376	—	—	—	11,376
Other current liabilities	—	—	14,666	—	—	14,666

Total current liabilities	—	39,864	147,403	3,917	—	191,184
Long-term debt, net of discount and deferred financing costs	—	701,175	—	—	—	701,175
Asset retirement obligations	—	—	186,493	—	—	186,493
Liabilities from price risk management activities	—	8,755	—	—	—	8,755
Other long-term liabilities	—	—	117,705	—	—	117,705

Total liabilities	—	749,794	451,601	3,917	—	1,205,312
Commitments and Contingencies (Note 10)
Stockholders’ equity (deficit)	6,986	6,986	685,046	15,339	(707,371)	6,986

	$6,986	$756,780	$1,136,647	$19,256	$(707,371)	$1,212,298

TALOS ENERGY INC.

(FORMERLY KNOWN AS TALOS ENERGY LLC)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2017

(In thousands)

	Parent	Subsidiary Issuers	Guarantors	Non- Guarantors	Elimination	Consolidated
Revenues:
Oil revenue	$—	$—	$344,781	$—	$—	$344,781
Natural gas revenue	—	—	48,886	—	—	48,886
NGL revenue	—	—	16,658	—	—	16,658
Other	—	—	2,503	—	—	2,503

Total revenue	—	—	412,828	—	—	412,828
Operating expenses:
Direct lease operating expense	—	—	109,180	—	—	109,180
Insurance	—	—	10,743	—	—	10,743
Production taxes	—	—	1,460	—	—	1,460

Total lease operating expense	—	—	121,383	—	—	121,383
Workover and maintenance expense	—	—	32,825	—	—	32,825
Depreciation, depletion and amortization	—	1,401	155,947	4	—	157,352
Accretion expense	—	—	19,295	—	—	19,295
General and administrative expense	—	21,882	14,172	619	—	36,673

Total operating expenses	—	23,283	343,622	623	—	367,528

Operating income (loss)	—	(23,283)	69,206	(623)	—	45,300
Interest expense	—	(48,236)	(30,252)	(2,446)	—	(80,934)
Price risk management activities expense	—	(22,998)	(4,565)	—	—	(27,563)
Other income (expense)	—	600	(333)	62	—	329
Equity earnings from subsidiaries	(62,868)	31,049	—	—	31,819	—

Net income (loss)	$(62,868)	$(62,868)	$34,056	$(3,007)	$31,819	$(62,868)

TALOS ENERGY INC.

(FORMERLY KNOWN AS TALOS ENERGY LLC)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2016

(In thousands)

	Parent	Subsidiary Issuers	Guarantors	Non- Guarantors	Elimination	Consolidated
Revenues:
Oil revenue	$—	$—	$197,583	$—	$—	$197,583
Natural gas revenue	—	—	42,705	—	—	42,705
NGL revenue	—	—	9,532	—	—	9,532
Other	—	—	8,934	—	—	8,934

Total revenue	—	—	258,754	—	—	258,754
Operating expenses:
Direct lease operating expense	—	—	124,360	—	—	124,360
Insurance	—	—	13,101	—	—	13,101
Production taxes	—	—	1,958	—	—	1,958

Total lease operating expense	—	—	139,419	—	—	139,419
Workover and maintenance expense	—	—	24,810	—	—	24,810
Depreciation, depletion and amortization	—	1,553	123,132	4	—	124,689
Accretion expense	—	—	21,829	—	—	21,829
General and administrative expense	—	13,204	15,044	438	—	28,686

Total operating expenses	—	14,757	324,234	442	—	339,433

Operating loss	—	(14,757)	(65,480)	(442)	—	(80,679)
Interest expense	—	(47,291)	(19,680)	(3,444)	—	(70,415)
Price risk management activities expense	—	(57,398)	—	—	—	(57,398)
Other income (expense)	—	—	430	(25)	—	405
Equity earnings from subsidiaries	(208,087)	(88,641)	—	—	296,728	—

Net income (loss)	$(208,087)	$(208,087)	$(84,730)	$(3,911)	$296,728	$(208,087)

TALOS ENERGY INC.

(FORMERLY KNOWN AS TALOS ENERGY LLC)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2015

(In thousands)

	Parent	Subsidiary Issuers	Guarantors	Non- Guarantors	Elimination	Consolidated
Revenues:
Oil revenue	$—	$—	$244,167	$—	$—	$244,167
Natural gas revenue	—	—	55,026	—	—	55,026
NGL revenue	—	—	10,523	—	—	10,523
Other	—	—	5,890	—	—	5,890

Total revenue	—	—	315,606	—	—	315,606
Operating expenses:
Direct lease operating expense	—	—	171,095	—	—	171,095
Insurance	—	—	17,965	—	—	17,965
Production taxes	—	—	3,311	—	—	3,311

Total lease operating expense	—	—	192,371	—	—	192,371
Workover and maintenance expense	—	—	29,752	—	—	29,752
Depreciation, depletion and amortization	—	1,528	211,161	—	—	212,689
Write-down of oil and natural gas properties	—	—	603,388	—	—	603,388
Accretion expense	—	—	19,395	—	—	19,395
General and administrative expense	—	19,630	14,541	1,491	—	35,662

Total operating expenses	—	21,158	1,070,608	1,491	—	1,093,257

Operating loss	—	(21,158)	(755,002)	(1,491)	—	(777,651)
Interest expense	—	(46,235)	(4,080)	(1,229)	—	(51,544)
Price risk management activities income	—	182,196	—	—	—	182,196
Other income	—	129	176	9	—	314
Equity earnings from subsidiaries	(646,685)	(761,617)	—	—	1,408,302	—

Net income (loss)	$(646,685)	$(646,685)	$(758,906)	$(2,711)	$1,408,302	$(646,685)

TALOS ENERGY INC.

(FORMERLY KNOWN AS TALOS ENERGY LLC)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2017

(In thousands)

	Parent	Subsidiary Issuers	Guarantors	Non- Guarantors	Elimination	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$—	$(30,245)	$204,419	$1,879	$—	$176,053
Cash flows from investing activities:
Exploration, development, and other capital expenditures	—	(260)	(132,317)	(22,600)	—	(155,177)
Cash paid for acquisitions, net of cash acquired	—	—	(2,464)	—	—	(2,464)
Investments in subsidiaries	—	(577,055)	—	—	577,055	—
Distributions from subsidiaries	—	611,526	6,041	—	(617,567)	—

Net cash provided by (used in) investing activities	—	34,211	(128,740)	(22,600)	(40,512)	(157,641)
Cash flows from financing activities:
Redemption of 2018 Senior Notes	—	(1,000)	—	—	—	(1,000)
Proceeds from Bank Credit Facility	—	10,000	—	—	—	10,000
Repayment of Bank Credit Facility	—	(15,000)	—	—	—	(15,000)
Payments of capital lease	—	—	(12,412)	—	—	(12,412)
Capital contributions	—	—	550,555	26,500	(577,055)	—
Distributions to subsidiaries	—	—	(611,526)	(6,041)	617,567	—

Net cash provided by (used in) financing activities	—	(6,000)	(73,383)	20,459	40,512	(18,412)
Net increase (decrease) in cash, cash equivalents and restricted cash	—	(2,034)	2,296	(262)	—	—
Cash, cash equivalents and restricted cash:
Balance, beginning of period	—	24,349	6,752	2,332	—	33,433

Balance, end of period	$—	$22,315	$9,048	$2,070	$—	$33,433

TALOS ENERGY INC.

(FORMERLY KNOWN AS TALOS ENERGY LLC)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2016

(In thousands)

	Parent	Subsidiary Issuers	Guarantors	Non- Guarantors	Elimination	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$—	$124,698	$(2,806)	$(5,769)	$—	$116,123
Cash flows from investing activities:
Exploration, development, and other capital expenditures	—	(301)	(106,647)	(6,084)	—	(113,032)
Cash paid for acquisitions, net of cash acquired	—	—	(85,886)	—	—	(85,886)
Investments in subsidiaries	(91,891)	(524,192)	—	—	616,083	—
Distributions from subsidiaries	—	411,074	—	—	(411,074)	—

Net cash provided by (used in) investing activities	(91,891)	(113,419)	(192,533)	(6,084)	205,009	(198,918)
Cash flows from financing activities:
Proceeds from Bank Credit Facility	—	15,000	—	—	—	15,000
Repayment of Bank Credit Facility	—	(10,000)	—	—	—	(10,000)
Payments of capital lease	—	—	(5,267)	—	—	(5,267)
Capital contributions	—	—	599,630	16,453	(616,083)	—
Distributions to subsidiaries	—	—	(408,050)	(3,024)	411,074	—
Contributions from Sponsors	93,750	—	—	—	—	93,750
Distributions to Sponsors	(1,859)	—	—	—	—	(1,859)

Net cash provided by (used in) financing activities	91,891	5,000	186,313	13,429	(205,009)	91,624
Net increase (decrease) in cash, cash equivalents and restricted cash	—	16,279	(9,026)	1,576	—	8,829
Cash, cash equivalents and restricted cash:
Balance, beginning of period	—	8,070	15,778	756	—	24,604

Balance, end of period	$—	$24,349	$6,752	$2,332	$—	$33,433

TALOS ENERGY INC.

(FORMERLY KNOWN AS TALOS ENERGY LLC)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2015

(In thousands)

	Parent	Subsidiary Issuers	Guarantors	Non- Guarantors	Elimination	Consolidated
Cash flows from operating activities:
Net cash provided by operating activities	$—	$81,598	$55,946	$822	$—	$138,366
Cash flows from investing activities:
Exploration, development, and other capital expenditures	—	(2,380)	(242,203)	(1,133)	—	(245,716)
Cash paid for acquisitions, net of cash acquired	—	—	(39,423)	—	—	(39,423)
Investments in subsidiaries	(73,500)	(579,822)	—	—	653,322	—
Distributions from subsidiaries	—	300,891	—	—	(300,891)	—

Net cash provided by (used in) investing activities	(73,500)	(281,311)	(281,626)	(1,133)	352,431	(285,139)
Cash flows from financing activities:
Proceeds from Bank Credit Facility	—	120,000	—	—	—	120,000
Repayment of Bank Credit Facility	—	(30,000)	—	—	—	(30,000)
Repayment of GCER Bank Credit Facility	—	—	(55,000)	—	—	(55,000)
Deferred financing costs	—	(269)	—	—	—	(269)
Capital contributions	—	73,500	578,643	1,179	(653,322)	—
Distributions to subsidiaries	—	—	(300,779)	(112)	300,891	—
Contributions from Sponsors	75,000	—	—	—	—	75,000
Distributions to Sponsors	(1,500)	—	—	—	—	(1,500)

Net cash provided by (used in) financing activities	73,500	163,231	222,864	1,067	(352,431)	108,231
Net increase (decrease) in cash, cash equivalents and restricted cash	—	(36,482)	(2,816)	756	—	(38,542)
Cash, cash equivalents and restricted cash
Balance, beginning of period	—	44,552	18,594	—	—	63,146

Balance, end of period	$—	$8,070	$15,778	$756	$—	$24,604